SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Revenues From Sales to Unaffiliated Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 23,636	$ 20,482	$ 15,786
North America [Member]
Segment Reporting Information [Line Items]
Revenues	1,922	1,687	3,850
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	3,189	4,044	2,970
Asia (Excluding Philippines) [Member]
Segment Reporting Information [Line Items]
Revenues	847	435	1,534
Philippines [Member]
Segment Reporting Information [Line Items]
Revenues	3,544	3,173	1,292
South America (Excluding Brazil) [Member]
Segment Reporting Information [Line Items]
Revenues	4,235	4,579	2,848
Brazil [Member]
Segment Reporting Information [Line Items]
Revenues	6,448	5,469	1,896
Other (Including Israel) [Member]
Segment Reporting Information [Line Items]
Revenues	$ 3,451	$ 1,095	$ 1,396